Trade and Other Payables	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
Note 8 – TRADE AND OTHER PAYABLES

As of December 31, 2013 and June 30, 2013, trade and other payables consist of the following:

	12/31/2013	6/30/2013
Trade payables	$5,137,073	$4,848,656
Employee benefits	125,171	279,646
Other liabilities	(3,957)	119,097
Total payables	$5,258,287	$5,247,399

Note 8 – TRADE AND OTHER PAYABLES

As of June 30, 2013 and 2012, trade and other payables consist of the following:

	2013	2012
Trade payables	$4,848,656	$6,337,545
Employee benefits	122,097	55,959
Other liabilities	279,646	204,242
Total payables	$5,250,399	$6,597,746